                                     [LOGO]


                                 COLONIAL SMALL
                                   STOCK FUND

                               SEMIANNUAL REPORT
                                DECEMBER 31, 1995

                      COLONIAL SMALL STOCK FUND HIGHLIGHTS
                        JULY 1, 1995 - DECEMBER 31, 1995

INVESTMENT OBJECTIVE: Colonial Small Stock Fund seeks long-term capital growth by investing primarily in smaller capitalization equities.

STRATEGY: The Fund pursues its objective by investing primarily in common stocks of companies with market capitalizations between $20 million and $1 billion.

THE FUND IS DESIGNED TO OFFER:
  - Solid long-term growth potential
  - Access to dynamic investment opportunities
  - A disciplined investment strategy

PORTFOLIO MANAGER COMMENTARY: "Small-cap stocks provided attractive returns during the first half of the Fund's fiscal year. Even with the continued slowing of the economy, we believe that these stocks will provide an excellent opportunity for future growth."

                      COLONIAL SMALL STOCK FUND PERFORMANCE

                                                  CLASS A            CLASS B

Inception date*                                   7/25/86            11/9/92
Six-month total returns, assuming
reinvestment of all distributions, and
no sales charge or contingent deferred
sales charge                                      13.57%             13.19%
Net asset value per share at 12/31/95             $24.00             $23.44

*Current investment policies were adopted on 11/2/92.

TOP FIVE HOLDINGS**                     TOP FIVE SECTORS**

1.U.S. Robotics Corp.                   1. Technologies .............   24.4%
2.Toll Brothers, Inc.                   2. Consumer Cyclicals .......   15.8%
3.JLG Industries, Inc.                  3. Financials ...............   11.8%
4.Fremont General Corp.                 4. Capital Goods ............    9.4%
5.Nellcor Puritan Benn                  5. Healthcare ...............    8.7%


**Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial defined criteria as used in the investment process. Because the Fund is actively managed, holdings and sectors will change.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

As your Fund approaches the middle of its fiscal year, it is a good time to examine some facts that contributed to memorable performance for most mutual fund investors.

In general, equity investors were rewarded with unexpectedly strong corporate earnings that sent the stock market to new highs in 1995. This year is likely to be a good year as well, although a more modest one.

Conditions in the fixed-income and municipal markets were also favorable. Those investors who stayed the course through 1994's difficult environment were amply rewarded.

Falling interest rates and controlled inflation helped the economy to grow at a comfortable pace -- a positive environment for financial markets. We expect this rate of growth and low inflation to continue into 1996. It is likely that further reductions in interest rates will take place in the first half of this year as the Federal Reserve keeps a watchful eye on inflation.

We do expect some sluggishness in the economy in the first half of the year, with some pick up in the second half of 1996. This will reflect several factors. Housing should benefit from lower interest rates and excess inventories of consumer and manufactured goods should be liquidated. Secondly, the pace of exports is likely to improve due to anticipated economic growth in Europe and Japan.

In foreign markets, we continue to find that the Pacific Rim offers the best combination of value and continued good earnings. In general, foreign markets lagged the U.S. market last year. In 1996, we could see that gap narrow.

This year, investors will pay close attention to the 1996 Presidential election. Usually, during an election year, incumbents will try to stimulate economic growth, although this familiar pattern may be altered by the current budget controversy.

Please remember that bull markets are a normal part of investing, but so are bear markets. By leaving your money invested over the long term and following a regular investment plan, you can avoid the difficulties of trying to predict short-term market movements.

With this update, I encourage you to read the following report on your Fund. We appreciate the opportunity to help you meet your investment goals.

Respectfully,

/s/ John A. McNeice, Jr.
------------------------
John A. McNeice, Jr.
President
February 9, 1996

Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass, or affect the performance of the Fund.

                           PORTFOLIO MANAGEMENT REPORT

James Haynie is lead Portfolio Manager of Colonial Small Stock Fund and a Vice President of Colonial Management Associates, Inc. He received a B.A. in economics from Colorado College in 1984, and an M.B.A. from Dartmouth College's Amos Tuck School in 1986.

Michael Rega is the Fund's Associate Manager. Mike is a Senior Equity Research Analyst with Colonial Management Associates, Inc. He received his undergraduate degree from Holy Cross College in 1982, and an M.B.A. in Finance and Computer Science from Boston College in 1991.

WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PERIOD?: The Fund's goal is to seek long-term growth by investing in small capitalization equities. Our strategy for achieving that goal has remained consistent -- we focus on diversifying the Fund across both sectors and stocks. This strategy prevents negative performance in one sector from having a dramatic impact on the performance of the Fund as a whole. Within each sector we search for the stocks that we believe can offer value and the potential for long-term growth.

HOW HAVE SMALL STOCKS PERFORMED DURING THE PERIOD?: Continued U.S. economic growth and lower interest rates benefited many U.S. stocks. Large capitalization, "blue-chip" stocks had an edge over small stocks because of their perceived safety and also because their profit growth was greater than expected. Small stocks achieved expected profit growth and performed well. The Russell 2000 Index, an index that tracks the performance of small capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ, had a total return of 12.26% for the six-month period.

HOW DID THE FUND PERFORM RELATIVE TO THE RUSSELL 2000?: During the last six months, the Fund outperformed the Russell 2000, with a total return of 13.57%, for Class A shares, based on net asset value.

HOW DID THE FUND ACHIEVE THIS SUPERIOR PERFORMANCE?: We believe that our disciplined investment strategy coupled with our stock selection techniques contributed to the Fund's success. Technology was one of the best performing sectors during the six-month period and it comprised 24.42% of the portfolio on December 31. Strong performance of these stocks, particularly in semiconductor-related areas, contributed to the Fund's total return. Financial and health care stocks were other key sectors that added value during the period.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FUND'S FISCAL YEAR?: The U.S. stock market continues to look strong for 1996. We will be monitoring the Federal Reserve Board's position on interest rates. Stable or slightly declining interest rates should keep the economy growing modestly, which would in turn benefit small stocks. Other factors that may affect market behavior include the budget battle on Capitol Hill and the Presidential election.

                COLONIAL SMALL STOCK FUND INVESTMENT PERFORMANCE
                           VS. THE RUSSELL 2000 INDEX
                     Change in Value of $10,000 from 7/86 -
                12/95 Based on Net Asset Value (NAV) and Maximum
               Offering Price (MOP) for Class A and Class B Shares

                                 CLASS A SHARES

          LABEL        A        B     C         D           F           G        H
--------------------------------------------------------------------------------------
Label   CSSF CHART  CLASS A    MOP   NAV     RUSSELL     CLASS B   MOP W/CDSC  RUSSELL
--------------------------------------------------------------------------------------
 1                   7/86     9425  10000       10000    11/9/92     10000      10000
-------------------------------------------------------------------------------------
 2                   8/86     9449  10025    10317.51      11/92     10707      10000
-------------------------------------------------------------------------------------
 3                   9/86     8965   9512     9680.86      12/92     11176   10348.38
-------------------------------------------------------------------------------------
 4                  10/86     9235   9798    10064.85       1/93     12029   10698.63
-------------------------------------------------------------------------------------
 5                  11/86     9251   9815    10030.45       2/93     11860   10451.53
-------------------------------------------------------------------------------------
 6                  12/86     9036   9587     9740.37       3/93     12152   10790.68
-------------------------------------------------------------------------------------
 7                   1/87     9766  10362       10867       4/93     11653   10494.48
-------------------------------------------------------------------------------------
 8                   2/87    10514  11155    11781.18       5/93     12137   10958.85
-------------------------------------------------------------------------------------
 9                   3/87    10999  11670    12098.23       6/93     12137   11027.21
-------------------------------------------------------------------------------------
10                   4/87    10753  11409    11748.64       7/93     12244   11179.46
-------------------------------------------------------------------------------------
11                   5/87    10665  11316    11710.98       8/93     12644   11662.43
-------------------------------------------------------------------------------------
12                   6/87    10983  11653    12012.45       9/93     12782   11991.54
-------------------------------------------------------------------------------------
13                   7/87    11578  12284    12386.68      10/93     13144   12300.19
-------------------------------------------------------------------------------------
14                   8/87    11792  12512       12753      11/93     12875   11895.35
-------------------------------------------------------------------------------------
15                   9/87    11619  12328    12521.26      12/93     13182   12302.06
-------------------------------------------------------------------------------------
16                  10/87     7972   8458     8686.25       1/94     13743   12687.77
-------------------------------------------------------------------------------------
17                  11/87     7633   8099     8221.14       2/94     13920   12641.88
-------------------------------------------------------------------------------------
18                  12/87     8064   8556     8883.13       3/94     13313   11974.42
-------------------------------------------------------------------------------------
19                   1/88     8528   9048     9270.61       4/94     13459   12045.59
-------------------------------------------------------------------------------------
20                            9456  10033    10106.23       5/94     13190   11910.33
-------------------------------------------------------------------------------------
21                            9846  10446    10578.78       6/94     12659   11505.89
-------------------------------------------------------------------------------------
22                           10202  10824    10819.35       7/94     12959   11694.93
-------------------------------------------------------------------------------------
23                           10003  10613    10528.57       8/94     13820    12346.6
-------------------------------------------------------------------------------------
24                   6/88    10744  11400    11279.35       9/94     13797   12305.26
-------------------------------------------------------------------------------------
25                           10645  11294     11172.2      10/94     13889    12256.7
-------------------------------------------------------------------------------------
26                           10254  10880    10887.46      11/94     13628   11761.69
-------------------------------------------------------------------------------------
27                           10504  11144    11176.15      12/94     13912   12077.69
-------------------------------------------------------------------------------------
28                           10296  10924    11052.56       1/95     13920   11925.31
-------------------------------------------------------------------------------------
29                            9889  10492    10685.94       2/95     14497   12421.39
-------------------------------------------------------------------------------------
30                  12/88    10260  10886    11105.49       3/95     14950   12635.31
-------------------------------------------------------------------------------------
31                   1/89    10688  11340    11601.52       4/95     15196   12916.26
-------------------------------------------------------------------------------------
32                           10850  11512    11686.13       5/95     15573   13138.35
-------------------------------------------------------------------------------------
33                           11312  12002     11961.8       6/95     16787   13819.91
-------------------------------------------------------------------------------------
34                           11457  12156    12483.86       7/95     18709   14615.97
-------------------------------------------------------------------------------------
35                           11868  12592    13021.49       8/95     18893   14918.33
-------------------------------------------------------------------------------------
36                   6/89    11611  12320    12723.74       9/95     19301   15184.75
-------------------------------------------------------------------------------------
37                           11937  12665    13215.35      10/95     18509   14505.65
-------------------------------------------------------------------------------------
38                           12023  12756    13537.51      11/95     19178   15115.09
-------------------------------------------------------------------------------------
39                           12031  12765    13580.51      12/95     18701   15513.89
-------------------------------------------------------------------------------------
40                           11380  12074    12776.73
-------------------------------------------------------------------------------------
41                           11628  12338     12862.5
-------------------------------------------------------------------------------------
42                  12/89    11470  12170    12911.54
-------------------------------------------------------------------------------------
43                   1/90    10723  11377    11783.51
-------------------------------------------------------------------------------------
44                           11015  11687    12149.37
-------------------------------------------------------------------------------------
45                           11341  12033    12621.92
-------------------------------------------------------------------------------------
46                            10851 11513    12209.81
-------------------------------------------------------------------------------------


                                CLASS B SHARES

----------------------------------------------------------------------------------------
     LABEL       A               B                C                D                   E
----------------------------------------------------------------------------------------
47                              11625           12334           13074.02
----------------------------------------------------------------------------------------
48              6/90            11668           12380           13100.52
----------------------------------------------------------------------------------------
49                              11203           11887            12524.3
----------------------------------------------------------------------------------------
50                               9758           10353           10856.31
----------------------------------------------------------------------------------------
51                               8932            9476            9895.64
----------------------------------------------------------------------------------------
52                               8415            8929            9291.53
----------------------------------------------------------------------------------------
53                               8846            9385           10000.01
----------------------------------------------------------------------------------------
54              12/90            8757            9292           19396.78
----------------------------------------------------------------------------------------
55              1/91             9456           10032              11337
----------------------------------------------------------------------------------------
56                              10473           11112           12601.24
----------------------------------------------------------------------------------------
57                              10498           11139           13488.23
----------------------------------------------------------------------------------------
58                              10128           10746           13454.29
----------------------------------------------------------------------------------------
59                              10473           11112           14095.59
----------------------------------------------------------------------------------------
60              6/91             9994           10604           13274.15
----------------------------------------------------------------------------------------
61                              10193           10815           13739.96
----------------------------------------------------------------------------------------
62                              10452           11090           14248.54
----------------------------------------------------------------------------------------
63                              10288           10916           14360.11
----------------------------------------------------------------------------------------
64                              10253           10879           14739.92
----------------------------------------------------------------------------------------
65                              10020           10631           14058.17
----------------------------------------------------------------------------------------
66              12/91           10417           11053           15183.87
----------------------------------------------------------------------------------------
67              1/92            11739           12455           16414.17
----------------------------------------------------------------------------------------
68                              12413           13170              16893
----------------------------------------------------------------------------------------
69                              12188           12932            16321.2
----------------------------------------------------------------------------------------
70                              11428           12125            15749.4
----------------------------------------------------------------------------------------
71                              11385           12080           15958.83
----------------------------------------------------------------------------------------
72              6/92            10651           11300            15204.1
----------------------------------------------------------------------------------------
73                              11065           11740           15733.13
----------------------------------------------------------------------------------------
74                              10530           11172           15289.17
----------------------------------------------------------------------------------------
75                              10728           11383           15641.78
----------------------------------------------------------------------------------------
76                              11083           11759           16138.97
----------------------------------------------------------------------------------------
77                              12033           12767           17373.92
----------------------------------------------------------------------------------------
78              12/92           12568           13335           17979.19
----------------------------------------------------------------------------------------
79              1/93            13536           14362           18587.72
----------------------------------------------------------------------------------------
80                              13354           14169            18158.4
----------------------------------------------------------------------------------------
81                              13691           14527           18747.63
----------------------------------------------------------------------------------------
82                              13183           13940           18233.01
----------------------------------------------------------------------------------------
83                              13691           14527           19039.81
----------------------------------------------------------------------------------------
84              6/93            13700           14536           19158.59
----------------------------------------------------------------------------------------
85                              13830           14673           19423.11
----------------------------------------------------------------------------------------
86                              14287           15159           20262.22
----------------------------------------------------------------------------------------
87                              14451           15333           20834.02
----------------------------------------------------------------------------------------
88                              14875           15782           21370.26
----------------------------------------------------------------------------------------
89                              14581           15471            20666.9
----------------------------------------------------------------------------------------
90              12/93           14935           15846           21373.52
----------------------------------------------------------------------------------------
91              1/94            15583           16534           22043.64
----------------------------------------------------------------------------------------
92                              15790           16754           21963.91
----------------------------------------------------------------------------------------
93                              15108           16030           20804.27
----------------------------------------------------------------------------------------
94                              15281           16213           20927.93
----------------------------------------------------------------------------------------
95                              14987           15901           20692.93
----------------------------------------------------------------------------------------
96              6/94            14400           15278           19990.27
----------------------------------------------------------------------------------------
97                              14745           15645           20318.71
----------------------------------------------------------------------------------------
98                              15730           16690           21450.92
----------------------------------------------------------------------------------------
99                              15713           16671            21379.1
----------------------------------------------------------------------------------------
100                             15825           16790           21294.72
----------------------------------------------------------------------------------------
101                             15540           16488           20434.69
----------------------------------------------------------------------------------------
102             12/94           15877           16845           20983.71
----------------------------------------------------------------------------------------
103             1/95            15894           16864           20718.96
----------------------------------------------------------------------------------------
104                             16559           17569           21580.85
----------------------------------------------------------------------------------------
105                             17095           18138           21952.52
----------------------------------------------------------------------------------------
106                             17388           18449           22440.64
----------------------------------------------------------------------------------------
107                             17838           18926           22826.49
----------------------------------------------------------------------------------------
108             6/95            19228           20401           24010.63
----------------------------------------------------------------------------------------
109                             21448           22757           25393.69
----------------------------------------------------------------------------------------
110                             21673           22995              25919
----------------------------------------------------------------------------------------
111                             22148           23499           26381.88
----------------------------------------------------------------------------------------
112                             2125O           22546           25202.02
----------------------------------------------------------------------------------------
113                             22027           23371           26260.86
----------------------------------------------------------------------------------------
114             12/95           21838           23170           26953.74
----------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1995 (MOST RECENT QUARTER END)

                                        CLASS A SHARES            CLASS B SHARES
                                       Inception 7/25/86*        Inception 11/9/92
                                       NAV          MOP          NAV         w/CDSC
-----------------------------------------------------------------------------------
1 year                                37.55%       29.64%       36.58%       31.58%
-----------------------------------------------------------------------------------
5 years                               20.05%       18.64%         --           --
-----------------------------------------------------------------------------------
Since inception*                      23.91        21.61%       22.64%       22.02%
-----------------------------------------------------------------------------------

* Current investment policies were adopted on 11/2/92.
The Russell 2000 Index is a total return index that tracks the performance of 2000 small capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV return does not include sales charges or contingent deferred sales charges (CDSC). MOP return for Class A shares includes the maximum initial sales charge of 5.75%. The CDSC return reflects the maximum sales charge of 5.00% for one year, and 3.00% since inception. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

                              INVESTMENT PORTFOLIO
                   DECEMBER 31, 1995 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 88.0%
CONSTRUCTION                                            SHARES               VALUE
-----------------------------------------------------------------------------------
 BUILDING CONSTRUCTION - 2.1%
 Beazer Homes USA, Inc.(a)                                 20               $   412
 Toll Brothers, Inc.(a)                                    87                 2,001
                                                                            -------
                                                                              2,413
                                                                            -------
FINANCE INSURANCE & REAL ESTATE - 11.5%
 DEPOSITORY INSTITUTIONS - 3.2%
 CCB Financial Corp.                                        7                   389
 Peoples Heritage Financial Group, Inc.                    46                 1,040
 TCF Financial Corp.                                       21                   682
 Zions Bancorp.                                            19                 1,525
                                                                            -------
                                                                              3,636
                                                                            -------
 INSURANCE CARRIERS - 6.4%
 American Bankers Insurance Group, Inc.                    23                   913
 Capital RE Corp.                                          15                   449
 Fremont General Corp.                                     50                 1,838
 Penncorp Financial Group, Inc.                            50                 1,475
 US Facilities Corp.                                       40                   855
 Vesta Insurance Group, Inc.                               81                 1,690
                                                                            -------
                                                                              7,220
                                                                            -------
 NONDEPOSITORY CREDIT INSTITUTIONS - 0.8%
 The Money Store, Inc.                                     59                   920
                                                                            -------
 SECURITY BROKERS & DEALERS - 1.1%
 Alex Brown, Inc.                                          24                 1,000
 Morgan Keegan, Inc.                                       22                   273
                                                                            -------
                                                                              1,273
                                                                            -------
MANUFACTURING - 43.3%
 APPAREL - 2.2%
 Gymboree Corp.(a)                                         32                   660
 Nautica Enterprises, Inc.(a)                              31                 1,356
 Norton McNaughton, Inc.(a)                                24                   267
 Oxford Industries, Inc.                                   16                   260
                                                                            -------
                                                                              2,543
                                                                            -------
 CHEMICALS - 2.1%
 Cytec Industries, Inc.(a)                                 10                   618
 ICN Pharmaceuticals, Inc.(a)                              64                 1,240
 North America Biologicals, Inc.(a)                        50                   537
                                                                            -------
                                                                              2,395
                                                                            -------

                     INVESTMENT PORTFOLIO DECEMBER 31, 1995
--------------------------------------------------------------------------------
 ELECTRONIC & ELECTRICAL EQUIPMENT - 9.2%
 Alliance Semiconductor Corp.(a)                           60                   697
 Altron, Inc.(a)                                           25                   750
 Chips & Technologies, Inc.(a)                             50                   450
 HADCO Corp.(a)                                            59                 1,659
 Harman International Industries, Inc.                     16                   642
 Hutchinson Technology, Inc.(a)                            17                   718
 Innovex, Inc.                                             40                   610
 Lattice Semiconductor Corp.(a)                            25                   816
 Plantronics, Inc.(a)                                      10                   361
 Sanmina Corp.(a)                                          20                 1,037
 Standard Motor Products, Inc.                             15                   225
 U.S. Robotics, Inc.(a)                                    23                 2,018
 Ultratech Stepper, Inc.(a)                                17                   438
                                                                            -------
                                                                             10,421
                                                                            -------
 FABRICATED METAL - 1.5%
 BMC Industries, Inc.                                      51                 1,181
 Butler Manufacturing Co.                                  13                   496
                                                                            -------
                                                                              1,676
                                                                            -------
 FOOD & KINDRED PRODUCTS - 1.6%
 Adolph Coors Co., Class B                                 40                   886
 Hudson Foods, Inc.                                        54                   933
                                                                            -------
                                                                              1,818
                                                                            -------
 FURNITURE & FIXTURES - 0.4%
 LA-Z-Boy Chair Co.                                        16                   494
                                                                            -------
 LEATHER - 0.9%
 Wolverine World Wide, Inc.                                35                 1,089
                                                                            -------
 LUMBER & WOOD PRODUCTS - 0.4%
 Oakwood Homes Corp.                                       11                   422
                                                                            -------
 MACHINERY & COMPUTER EQUIPMENT - 6.7%
 Cascade Communications Corp.(a)                            8                   682
 Electroglas, Inc.(a)                                      12                   294
 Emulex Corp.(a)                                           34                   348
 JLG Industries, Inc.                                      66                 1,963
 Kaydon Corp.                                              15                   466
 Kysor Industrial Corp.                                     7                   170
 Mylex Corp.(a)                                            23                   382
 Optical Data Systems, Inc.(a)                             27                   682
 Photronics, Inc.(a)                                       14                   377
 Proteon, Inc.(a)                                         105                   696
 S3, Inc.(a)                                               10                   176

                Investment Portfolio December 8, 1995
------------------------------------------------------------------
Common Stocks - CONT.                            SHARES     VALUE
------------------------------------------------------------------
MANUFACTURING CONT.
MACHINERY & COMPUTER EQUIPMENT - CONT
Silicon Valley Group, Inc. (a)                     19       $  490
Toro Co.                                           29          937
                                                            ------
                                                             7,653
                                                            ------
MEASURING & ANALYZING INSTRUMENTS - 6.5%
Bi-Rad Laboratories, Inc.,
Class A(a)                                         25        1,062
Credence Systems Corp. (a)                         54        1,224
Esterline Technologies Corp. (a)                   24          558
Mentor Corp.                                       36          828
Nellcor Puritan Bennett, Inc. (a)                  31        1,786
Perceptron, Inc. (a)                               30          667
Quickturn Design Systems, Inc (a)                  39          394
TRACOR Inc. (a)                                    25          362
Watkins-Johnson Co.                                12          503
                                                            ------
                                                             7,384
                                                            ------
MISCELLANEOUS MANUFACTURING - 0.4%
Anthonly Industries, Inc.                          17          399
                                                            ------
PAPER & PAPER MILLS - 2.3%
Chesapeake Corp.                                   31          918
Mercer International, Inc. (a)                     70        1,435
Paragon Trade Brands, Inc. (a)                      9          220
                                                            ------
                                                             2,573
                                                            ------
PRIMARY METAL - 5.0%
Magma Copper Co., Class B                          40        1,115
Mueller Industries, Inc. (a)                       36        1,053
Quanex Corp.                                       35          678
Texas Industries, Inc.                             24        1,272
Titan Wheel International                          48          780
Wolverine Tube, Inc. (a)                           22          825
                                                            ------
                                                             5,723
                                                            ------
PRINTING & PUBLISHING - 1.6%
Day Runner, Inc. (a)                               20          690
Devcon Group, Inc, (a)                             22          639
New England business Services, Inc.                20          437
                                                            ------
                                                             1,766
                                                            ------
STONE, CLAY, GLASS & CONCRETE - 1.2%
Global Industrial Technologies, Inc. (a)           72        1,359
                                                            ------

                Investment Portfolio December 8, 1995
-------------------------------------------------------------------
TEXTILE MILL PRODUCTS - 0.5%
Albany International Corp.,
Class A                                             30       $  544
                                                             ------
TRANSPORTATION EQUIPMENT - 0.8%
Polaris Industries, Inc.                             5          132
Varlen Corp.                                        35          759
                                                             ------
                                                                891
                                                             ------
-------------------------------------------------------------------
MINING & ENERGY 1.2%
METAL MINING - 1.2%
Cleveland-Cliffs, Inc.                              33        1,353

-------------------------------------------------------------------
RETAIL TRADE 5.3%
APPAREL & ACCESSORY STORES - 1.9%
Claire's Stores, Inc.                               60        1,058
Ross Stores, Inc.                                   55        1,052
                                                             ------
                                                              2,110
                                                             ------
FOOD STORES - 0.3%
Ruddick Corp.                                       32          368
                                                             ------
GENERAL MERCHANDISE STORES - 1.9%
Mac Frugals Bargains Close-Outs, Inc. (a)           50          700
Neiman Marcus Group, Inc. (a)                       20          470
Waban, Inc. (a)                                     55        1,031
                                                             ------
                                                              2,201
                                                             ------
MISCELLANEOUS RETAIL - 0.7%
Tiffany & Co.                                       15          756
                                                             ------
RESTAURANTS - 0.5%
Applebees International, Inc.                       25          569
                                                             ------
-------------------------------------------------------------------
SERVICES 11.7%
AMUSEMENT & RECREATION - 1.9%
Anchor Gaming (a)                                   32          728
Grand Casinos, Inc. (a)                             60        1,395
                                                             ------
                                                              2,123
                                                             ------
AUTO REPAIR SERVICES & PARKING - 0.4%
PHH Corp.                                           10          468
                                                             ------
BUSINESS SERVICES- 9.0%
Advanced Technology Labs, Inc. (a)                  27          661
Advo, Inc.                                          25          650
Borland International, Inc. (a)                     85        1,402
FTP Software, Inc. (a)                              20          580

                     Investment Portfolio/December 31, 1995
----------------------------------------------------------------------------------
COMMON STOCKS-CONT.                                          SHARES          VALUE
----------------------------------------------------------------------------------
SERVICE CONT.
  BUSINESS SERVICES-CONT.
  Logicon, Inc.                                                  32        $   869
  Macromedia, Inc.(a)                                            24          1,254
  McAfee Associates, Inc.(a)                                     27          1,185
  National Data Corp.                                            25            619
  Norrell Corp.                                                  25            734
  Robert Half International, Inc.(a)                             20            837
  Sterling Software, Inc.(a)                                     23          1,438
                                                                           -------
                                                                            10,229
                                                                           -------

  HEALTH SERVICES-3.4%
  Apria Healthcare Group, Inc.(a)                                27            771
  Community Health Systems, Inc.(a)                              25            891
  Lincare Holdings, Inc.(a)                                      20            500
  Regency Health Services, Inc.(a)                               30            304
  Rotech Medical Corp.(a)                                        49          1,348
                                                                           -------
                                                                             3,814
                                                                           -------
----------------------------------------------------------------------------------
  TRANSPORTATION COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES-5.7%
  AIR TRANSPORTATION-2.2%
  Alaska Air Group,                                              50            812
  Comair Holdings, Inc.                                          38          1,020
  ValuJet Airlines, Inc.(a)                                      27            668
                                                                           -------
                                                                             2,500
                                                                           -------

  ELECTRIC SERVICES-1.7%
  Commonwealth Energy System Co.                                  6            282
  Sierra Pacific Resources                                       50          1,169
  TNP Enterprises, Inc.                                          26            495
                                                                           -------
                                                                             1,946
                                                                           -------

  SANITARY SERVICES-0.3%
  Southern California Water Co.                                  18            365
                                                                           -------

  TRANSPORTATION SERVICES-0.5%
  GATX Corp.                                                     12            584
                                                                           -------

  WATER TRANSPORTATION-1.0%
  American Presidents Co.                                        50          1,150
                                                                           -------
  --------------------------------------------------------------------------------
  WHOLESALE TRADE-4.2%
  DURABLE GOODS-4.2%
  Bell Industries, Inc.                                          42            936
  Cardinal Health, Inc.                                          14            771
  Marshall Industries(a)                                         22            707
  Pioneer Standard Electronics, Inc.                             27            353

                    Investment Portfolio/December 31, 1995

-----------------------------------------------------------------------------------
  Software Spectrum, Inc.(a)                                     31       $    667
  Wyle Electronics Co.                                           37          1,303
                                                                          --------
                                                                             4,737
                                                                          --------

  TOTAL COMMON STOCKS (cost of $77,936)(b)                                  99,885
                                                                          --------

  SHORT-TERM OBLIGATIONS-15.3                                   PAR
-----------------------------------------------------------------------------------
  Repurchase agreement with Bankers Trust
  Securities Corp., dated 12/29/95, due 02/02/96
  at 5.700% collateralized by U.S. Treasury
  notes with various maturities to 2000, market
  value $11,821 (repurchase proceeds $11,580)               $11,573         11,573

  Repurchase agreement with Chase Securities,
  Inc., dated 12/29/95, due 01/02/96 at 5.500%
  collateralized by a U.S. Treasury note maturing
  in 1996, market value $5,982 (repurchase
  proceeds $5,854)                                            5,580          5,850
                                                                          --------

  TOTAL SHORT-TERM OBLIGATIONS                                              17,423
                                                                          --------
  OTHER ASSETS & LIABILITIES, NET-(3.3)%                                    (3,807)
-----------------------------------------------------------------------------------

  NET ASSETS-100.0%                                                       $113,501
                                                                          --------

  NOTES TO INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------


(a) Non-income producing.
(b) Cost for federal income tax purposes is $77,943.



                       See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES

                          DECEMBER 31, 1995 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $77,936)                          $ 99,885
Short-term obligations                                         17,423
                                                             --------
                                                              117,308
Receivable for:
  Fund shares sold                                  $3,317
  Investments sold                                     393
  Dividends                                             63
  Interest                                               8
Other                                                   47      3,828
                                                    ------   --------
    Total Assets                                              121,136

LIABILITIES
Payable for:
  Investments purchased                              4,731
  Fund shares repurchased                            2,902
Accrued:
  Deferred Trustees fees                                 1
Other                                                    1
                                                    ------
    Total Liabilities                                           7,635
                                                             --------

NET ASSETS                                                   $113,501
                                                             --------

Net asset value & redemption price per share -
Class A ($58,357/2,432)                                      $  24.00
                                                             --------
Maximum offering price per share - Class A
($24.00/0.9425)                                              $  25.46 (a)
                                                             --------
Net asset value & offering price per share -
Class B ($52,683/2,248)                                      $  23.44 (b)
                                                             --------
Net asset value, offering & redemption price per share -
Class Z ($2,461/102)                                         $  24.03
                                                             --------

COMPOSITION OF NET ASSETS
Capital paid in                                              $ 90,773
Accumulated net investment loss                                  (136)
Accumulated net realized gains                                    915
Net unrealized appreciation                                    21,949
                                                             --------
                                                             $113,501
                                                             ========

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Dividends                                                      $  315
Interest                                                          356
                                                               ------
    Total Investment Income                                       671

EXPENSES
Management fee                                      $  287
Service fee - Class A                                   70
Service fee - Class B                                   48
Distribution fee - Class B                             158
Transfer agent                                         164
Bookkeeping fee                                         21
Trustees fee                                             6
Custodian fee                                            4
Audit fee                                               15
Legal fee                                                3
Registration fee                                        20
Reports to shareholders                                  3
Other                                                    7        806
                                                    ------     ------
    Net Investment Loss                                          (135)
                                                               ------

NET REALIZED & UNREALIZED GAIN ON
  PORTFOLIO POSITIONS
Net realized gain                                    4,093
Net unrealized appreciation
  during the period                                  5,879
                                                    ------
  Net Gain                                                      9,972
                                                               ------
Net Increase in Net Assets from Operations                     $9,837
                                                               ======

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                 (Unaudited)
                                              Six months ended    Year ended
(in thousands)                                  December 31        June 30
                                              ----------------    ----------
INCREASE (DECREASE) IN NET ASSETS                   1995             1995
Operations:
Net investment loss                               $   (135)        $   (124)
Net realized gain                                    4,093            3,335
Net unrealized appreciation                          5,879           11,220
                                                  --------         --------
    Net Increase from Operations                     9,837           14,431
Distributions:
From net realized gains - Class A                   (2,785)            ----
From net realized gains - Class B                   (2,652)            ----
From net realized gains - Class Z                     (127)            ----
                                                  --------         --------
                                                     4,273           14,431
                                                  --------         --------
Fund Share Transactions (a):
Receipts for shares sold - Class A                  69,644           16,058
Value of distributions reinvested - Class A          2,585             ----
Cost of shares repurchased - Class A               (57,532)          (9,202)
                                                  --------         --------
                                                    14,697            6,856
                                                  --------         --------
Receipts for shares sold - Class B                  33,345           29,658
Value of distributions reinvested - Class B          2,500             ----
Cost of shares repurchased - Class B               (13,962)         (14,075)
                                                  --------         --------
                                                    21,883           15,583
                                                  --------         --------
Receipts for shares sold - Class Z                   2,557             ----
Value of distributions reinvested - Class Z            127             ----
Cost of shares repurchased - Class Z                  (155)            ----
                                                  --------         --------
                                                     2,529             ----
                                                  --------         --------
    Net Increase from Fund Share Transactions       39,109           22,439
                                                  --------         --------
      Total Increase                                43,382           36,870

NET ASSETS
Beginning of period                                 70,119           33,249
                                                  --------         --------
End of period (including undistributed net
  investment losses of $136 and $1,
  respectively)                                   $113,501         $ 70,119
                                                  ========         ========

NUMBER OF FUND SHARES (a)
Sold - Class A                                       2,812              823
Issued for distributions reinvested - Class A          107             ----
Repurchased - Class A                               (2,313)            (483)
                                                  --------         --------
                                                       606              340
                                                  --------         --------
Sold - Class B                                       1,365            1,587
Issued for distributions reinvested - Class B          105             ----
Repurchased - Class B                                 (571)            (753)
                                                  --------         --------
                                                       899              834
                                                  --------         --------
Sold - Class Z                                         104             ----
Issued for distributions reinvested - Class Z            5             ----
Repurchased - Class Z                                   (7)            ----
                                                  --------         --------
                                                       102             ----
                                                  --------         --------

(a) Class Z shares were initially offered on July 31, 1995.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

                          DECEMBER 31, 1995 (UNAUDITED)


NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Small Stock Fund (the Fund), a series of Colonial Trust VI, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's objective is to seek long-term growth. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class Z. Class A shares are sold with a front-end sales charge; Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class Z shares are offered continuously at net asset value. There are certain restrictions to purchasing Class Z shares, please refer to a prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class A and Class B service fee and Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

                 NOTES TO FINANCIAL STATEMENTS/DECEMBER 31, 1995
--------------------------------------------------------------------------------
NOTE 2.  ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS - CONT. Class A, Class B and Class Z per share data was calculated using the average shares outstanding during the period. In addition, net investment income per share data reflects the service fee applicable to both Class A and Class B shares and the distribution fee applicable to Class B shares only.

Class A and Class B ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to both Class A and Class B shares and by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER: Corporate actions are recorded on ex-date. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.60% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services and receives a monthly fee equal to 0.25% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the six months ended December 31, 1995, the Fund has been

                 NOTES TO FINANCIAL STATEMENTS/DECEMBER 31, 1995
--------------------------------------------------------------------------------

advised that the Distributor retained net underwriting discounts of $41,703 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $35,520 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A and Class B net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares. The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended December 31, 1995, purchases and sales of investments, other than short-term obligations, were $55,317,322 and $27,499,287, respectively.

Unrealized appreciation (depreciation) at December 31, 1995, based on cost of investments for federal income tax purposes was:

  Gross unrealized appreciation                      $26,088,925
  Gross unrealized depreciation                       (4,147,052)
                                                     -----------
      Net unrealized appreciation                    $21,941,873
                                                     ===========

OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

                            FINANCIAL HIGHLIGHTS (a)

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                      (unaudited)
                                                                   Six months ended
                                                                     December 31
                                                   ------------------------------------------------
                                                                        1995
                                                    Class A           Class B           Class Z(b)
                                                   ---------         ---------         ------------
Net asset value -
  Beginning of period                               $22.260           $21.840             $24.790
                                                    =======           =======             =======

INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss)                                       0.004            (0.082)              0.032
Net realized and
  unrealized gain                                     3.031             2.977               0.503
                                                    -------           -------             -------
Total from Investment
  Operations                                          3.035             2.895               0.535
                                                    -------           -------             -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
  investment income                                      --                --                  --
From net
  realized gains                                     (1.295)           (1.295)             (1.295)
                                                    -------           -------             -------
Total Distributions
  Declared to
  Shareholders                                       (1.295)           (1.295)             (1.295)
                                                    -------           -------             -------
Net asset value -
  End of period                                     $24.000           $23.440             $24.030
                                                    =======           =======             =======
Total return (c)                                      13.57%(d)         13.19%(d)            2.10%(d)
                                                    =======           =======             =======

RATIOS TO AVERAGE NET ASSETS
Expenses                                               1.36(e)(f)        2.11%(e)(f)         1.13%(e)(f)
Interest expense                                         --                --                  --
Net investment
  income (loss)                                        0.05(e)(f)       (0.70%)(e)(f)        0.30%(e)(f)
Portfolio turnover                                       65%(e)            65%(e)              65%(e)
Net assets at end
  of period (000)                                   $58,357           $52,683             $ 2,461

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class Z shares were initially offered on July 31, 1995. Per share data reflects activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.
(g) Class B shares were initially offered on November 9, 1992. Per share data reflects activity from that date.

                         FINANCIAL HIGHLIGHTS (a) CONT.

                                       Year ended June 30
---------------------------------------------------------------------------------------------------------------------
          1995                          1994                          1993                     1992           1991
 Class A        Class B        Class A        Class B        Class A        Class B(g)        Class A        Class A
-----------------------        ----------------------        ----------------------           -------        -------

 $16.670        $16.470        $15.860        $15.790        $12.330         $13.010          $11.570        $13.560
========        =======        =======        =======        =======         =======          =======        =======
   0.002         (0.139)        (0.047)        (0.176)        (0.083)         (0.100)          (0.127)         0.045
   5.588          5.509          0.857          0.856          3.613           2.880            0.887         (1.992)
 -------        -------        -------        -------        -------         -------          -------        -------
   5.590          5.370          0.810          0.680          3.530           2.780            0.760         (1.947)
 -------        -------        -------        -------        -------         -------          -------        -------
      --             --             --             --             --              --               --         (0.043)
      --             --             --             --             --              --               --             --
 -------        -------        -------        -------        -------         -------          -------        -------
      --             --             --             --             --              --               --         (0.043)
 -------        -------        -------        -------        -------         -------          -------        -------
 $22.260        $21.840        $16.670        $16.470        $15.860         $15.790          $12.330        $11.570
========        =======        =======        =======        =======         =======          =======        =======
   33.53%         32.60%          5.11%          4.31%         28.63%          21.37(d)          6.57%        (14.34%)
========        =======        =======        =======        =======         =======          =======        =======
    1.45%          2.20%          1.56%          2.31%          1.88%           2.63(e)          2.13%          1.91%
      --             --             --             --           0.01%           0.01%            0.06%          0.03%

    0.01%         (0.74%)        (0.27%)        (1.02%)        (0.60%)         (1.35(e))        (0.91%)         0.33%
      64%            64%            35%            35%            29%             29%(e)           --             79%

 $40,661        $29,458        $24,760        $ 8,489        $23,716         $ 1,655          $22,002        $28,943

                              SHAREHOLDER SERVICES

                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY*: Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAS: Choose from a broad range of retirement plans, including IRAs.

* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                              HOW TO REACH COLONIAL

                               BY PHONE OR BY MAIL

BY TELEPHONE

COLONIAL CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends, and capital gains information .......    press 1

For account information .........................................    press 2

To speak to a Colonial representative ...........................    press 3

For yield and total return information ..........................    press 4

For duplicate statements or new supply of checks ................    press 5

To order duplicate tax forms and year-end statements ............    press 6
(February through May)

To review your options at any time during your call .............    press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 am to 8:00 pm ET, and Saturdays from February through mid-April, 10:00 am to 2:00 pm ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 am to 8:00 pm ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

COLONIAL LITERATURE DEPARTMENT - 1-800-248-2828
To request literature on any Colonial fund, call Monday to Friday, 8:30 am to 6:30 pm ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                           SHAREHOLDER COMMUNICATIONS

                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your Colonial account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale, or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

COLONIAL SHAREHOLDER NEWS: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary, and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                     IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial Small Stock Fund is:
Colonial Investors Service Center, Inc.

P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Small Stock Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Small Stock Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[COLONIAL MUTUAL FUNDS LOGO]



Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


                            Not FDIC-            May lose value
                            Insured              No bank guarantee


            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                             SS-03/698B-1295 (2/96)

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